Capital Structure - Summary of RSU Activity (Details) - Restricted stock units (RSUs) - 2021 Equity Incentive Plan - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Number of Shares
Outstanding at beginning of period (in shares)	0	1,069,000
RSUs granted (in shares)	1,078,000	1,206,000
RSUs vested and issued (in shares)	(9,000)	(846,000)
RSUs forfeited (in shares)	0	(552,000)
Outstanding at end of period (in shares)	1,069,000	878,000
Weighted Average Grant Date Fair Value Per Share
Outstanding at beginning of period (in dollars per share)	$ 0	$ 54.62
RSUs granted (in dollars per share)	54.32	5.08
RSUs vested and issued (in dollars per share)	19.3	62.09
RSUs forfeited (in dollars per share)	0	9.98
Outstanding at end of period (in dollars per share)	$ 54.62	$ 7.42